Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 748,476	$ 2,228,838
Short-term investments	3,409	12,875
Accounts receivable, net of allowance for doubtful accounts of $15,675 and $10,352	396,245	291,964
Current portion of restricted cash	15,065	479,417
Other current assets	304,331	212,929
Assets held for sale	0	33,257
Total current assets	1,467,526	3,259,280
Long-term investments	10,042	4,584
Property, plant and equipment, net	7,199,210	5,606,436
Goodwill	2,986,064	1,063,200
Intangible assets, net	719,231	224,565
Other assets	226,298	198,630
Total assets	12,608,371	10,356,695
Current liabilities:
Accounts payable and accrued expenses	581,739	400,948
Accrued property, plant and equipment	144,842	103,107
Current portion of capital lease and other financing obligations	101,046	40,121
Current portion of mortgage and loans payable	67,928	770,236
Convertible debt	0	146,121
Other current liabilities	133,140	192,286
Liabilities held for sale	0	3,535
Total current liabilities	1,028,695	1,656,354
Capital lease and other financing obligations, less current portion	1,410,742	1,287,139
Mortgage and loans payable, less current portion	1,369,087	472,769
Senior notes	3,810,770	3,804,634
Other liabilities	623,248	390,413
Total liabilities	8,242,542	7,611,309
Commitments and contingencies (Note 15)
Stockholders' equity:
Preferred stock, $0.001 par value per share: 100,000,000 shares authorized in 2016 and 2015; zero shares issued and outstanding	0	0
Common stock, $0.001 par value per share: 300,000,000 shares authorized in 2016 and 2015; 71,817,430 issued and 71,409,015 outstanding in 2016 and 62,134,894 issued and 62,100,159 outstanding in 2015	72	62
Additional paid-in capital	7,413,519	4,838,444
Treasury stock, at cost; 408,415 shares in 2016 and 34,735 shares in 2015	(147,559)	(7,373)
Accumulated dividends	(1,969,645)	(1,468,472)
Accumulated other comprehensive loss	(949,142)	(509,059)
Retained earnings (accumulated deficit)	18,584	(108,216)
Total stockholders' equity	4,365,829	2,745,386
Total liabilities and stockholders' equity	$ 12,608,371	$ 10,356,695